Cover	Dec. 20, 2023
Cover [Abstract]
Entity Registrant Name	CREATIVE MEDICAL TECHNOLOGY HOLDINGS, INC.
Entity Central Index Key	0001187953
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 20, 2023
Entity File Number	000-53500
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-0622284
Entity Address Address Line 1	211 E Osborn Road
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85012
City Area Code	480
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	399-2822
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CELZ
Security Exchange Name	NASDAQ